Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$5,583,797.49	$5,583,797.49	$—	—	Sep-26
Class A-4 Notes	$105,390,000.00	$7,636,130.56	$97,753,869.44	0.927544	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$151,666,797.49	$13,219,928.05	$138,446,869.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$155,058,007.48	$141,838,079.43	0.104563
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$155,058,007.48	$141,838,079.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$5,583,797.49	0.77000%	30/360	$3,582.94
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$151,666,797.49			$144,656.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$155,058,007.48	$141,838,079.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$155,058,007.48	$141,838,079.43
Number of Receivables Outstanding	25,691	24,754
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	19.1	18.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$501,231.10
Principal Collections	$13,142,848.71
Liquidation Proceeds	$100,884.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$13,744,964.56
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$13,744,964.56

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$129,215.01	$129,215.01	$—	$—	$13,615,749.55
Interest - Class A-1 Notes	$—	$—	$—	$—	$13,615,749.55
Interest - Class A-2 Notes	$—	$—	$—	$—	$13,615,749.55
Interest - Class A-3 Notes	$3,582.94	$3,582.94	$—	$—	$13,612,166.61
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$13,520,828.61
First Allocation of Principal	$—	$—	$—	$—	$13,520,828.61
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$13,506,246.23
Second Allocation of Principal	$—	$—	$—	$—	$13,506,246.23
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$13,490,082.46
Third Allocation of Principal	$—	$—	$—	$—	$13,490,082.46
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$13,471,092.86
Fourth Allocation of Principal	$9,828,718.06	$9,828,718.06	$—	$—	$3,642,374.80
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,642,374.80
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$251,164.81
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$251,164.81
Remaining Funds to Certificates	$251,164.81	$251,164.81	$—	$—	$—
Total	$13,744,964.56	$13,744,964.56	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$155,058,007.48	$141,838,079.43
Note Balance	$151,666,797.49	$138,446,869.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	12	$77,079.34
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	128	$100,884.75
Monthly Net Losses (Liquidation Proceeds)			$(23,805.41)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.40)%
Second Preceding Collection Period			(0.18)%
Preceding Collection Period			(0.95)%
Current Collection Period			(0.19)%
Four-Month Average Net Loss Ratio			(0.43)%
Cumulative Net Losses for All Periods			$2,231,064.77
Cumulative Net Loss Ratio			0.16%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.60%	102	$856,264.26
60-89 Days Delinquent	0.29%	45	$408,432.54
90-119 Days Delinquent	0.03%	6	$44,991.59
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.92%	153	$1,309,688.39

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$48,116.20
Total Repossessed Inventory		8	$93,907.48

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$453,424.13
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.30%
Preceding Collection Period			0.21%
Current Collection Period			0.32%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.14	0.10%	17	0.07%